OTHER EXPENSE	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
OTHER EXPENSE	OTHER EXPENSE
The components of other income (expense) for the years ended December 31 were as follows:

	2020	2019
Interest income	$131	$429
Interest expense	(818)	(269)
Discount fees (note 25(d))	(414)	(347)
Financing costs	(695)	—
Other	(231)	(120)
	$(2,027)	$(307)